INCOME TAXES - Schedule of Components of Income Tax Expense (Benefit) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Gain(Loss) for the year before income tax	$ 191,837	$ (53,976)	$ (257,913)
Expected income tax recovery based on statutory rate	(40,000)	11,000	54,000
Adjustment to expected income tax benefit:
Permanent differences	(2,690)	0	(1,575)
Change in tax rate	0	0	0
Change in benefit of tax assets not recognized	234,527	(64,976)	55,575
Income tax charge / benefit	$ 0	$ 0	$ 0